UNAUDITED INTERIM CONDENSED CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	€ 102,108	€ 74,635
Personnel expenses	(9,436)	(8,794)
Depreciation and amortization	(98)	(47)
Other operating expenses	(90,945)	(77,101)
Operating expenses	(100,479)	(85,942)
OPERATING INCOME/(LOSS)	1,629	(11,307)
Finance Income / (costs)	(958)	8,565
Net financial results	(958)	8,565
NET INCOME/(LOSS) BEFORE TAX	671	(2,742)
Income tax benefit/(expense)	(922)	2,417
NET INCOME/(LOSS) FOR THE PERIOD	(251)	(325)
Attributable to equity holders of the Parent	(252)	(305)
Attributable to non-controlling interests	€ 1	€ (20)
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (0.006)	€ (0.007)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (0.006)	€ (0.007)